PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Schedule of Property, Plant and Equipment [Table Text Block]
Fixed assets consisted of the following at:	June 30, 2019	March 31, 2019
Machinery and Equipment	$3,796,511	$3,764,533
Office Equipment	32,992	29,300
Less: Accumulated Depreciation	(2,082,508)	(1,848,568)
Fixed Assets, net	$1,746,995	$1,945,265

	March 31, 2019	March 31, 2018
Machinery and Equipment	$3,764,533	$2,096,074
Machinery – Construction in Progress	-0-	312,160
Office Equipment	29,000	29,300
Less: Accumulated Depreciation	(1,848,568)	(1,267,899)
Fixed Assets, net	$1,945,265	$1,169,635